Loans (Schedule Of Consumer Loan LTV Distributions) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 26,747.6	$ 20,274.9
Consumer Portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	6,863.3
Consumer Portfolio [Member] | Greater than 125% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	457.4
Consumer Portfolio [Member] | 101% - 125% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	664.6
Consumer Portfolio [Member] | 80% - 100% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,098.0
Consumer Portfolio [Member] | Less than 80% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	4,635.5
Consumer Portfolio [Member] | N/A [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	7.8
Consumer Portfolio [Member] | Single Family Residential Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	5,966.0
Consumer Portfolio [Member] | Single Family Residential Mortgages [Member] | Greater than 125% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	413.2
Consumer Portfolio [Member] | Single Family Residential Mortgages [Member] | 101% - 125% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	638.6
Consumer Portfolio [Member] | Single Family Residential Mortgages [Member] | 80% - 100% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,027.1
Consumer Portfolio [Member] | Single Family Residential Mortgages [Member] | Less than 80% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,879.3
Consumer Portfolio [Member] | Single Family Residential Mortgages [Member] | N/A [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	7.8
Consumer Portfolio [Member] | Reverse Mortgages Portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	897.3
Consumer Portfolio [Member] | Reverse Mortgages Portfolio [Member] | Greater than 125% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	44.2
Consumer Portfolio [Member] | Reverse Mortgages Portfolio [Member] | 101% - 125% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	26.0
Consumer Portfolio [Member] | Reverse Mortgages Portfolio [Member] | 80% - 100% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	70.9
Consumer Portfolio [Member] | Reverse Mortgages Portfolio [Member] | Less than 80% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	756.2
PCI Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	169.3
PCI Loans [Member] | Consumer Portfolio [Member] | Covered Loans [Member] | Single Family Residential Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,396.9
PCI Loans [Member] | Consumer Portfolio [Member] | Covered Loans [Member] | Single Family Residential Mortgages [Member] | Greater than 125% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	395.6
PCI Loans [Member] | Consumer Portfolio [Member] | Covered Loans [Member] | Single Family Residential Mortgages [Member] | 101% - 125% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	619.9
PCI Loans [Member] | Consumer Portfolio [Member] | Covered Loans [Member] | Single Family Residential Mortgages [Member] | 80% - 100% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	552.1
PCI Loans [Member] | Consumer Portfolio [Member] | Covered Loans [Member] | Single Family Residential Mortgages [Member] | Less than 80% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	829.3
PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Single Family Residential Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	54.9
PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Single Family Residential Mortgages [Member] | Greater than 125% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	15.7
PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Single Family Residential Mortgages [Member] | 101% - 125% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	14.9
PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Single Family Residential Mortgages [Member] | 80% - 100% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	11.4
PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Single Family Residential Mortgages [Member] | Less than 80% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	12.9
PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Reverse Mortgages Portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	74.4
PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Reverse Mortgages Portfolio [Member] | Greater than 125% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	39.3
PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Reverse Mortgages Portfolio [Member] | 101% - 125% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	17.0
PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Reverse Mortgages Portfolio [Member] | 80% - 100% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	7.0
PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Reverse Mortgages Portfolio [Member] | Less than 80% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	11.1
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Covered Loans [Member] | Single Family Residential Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,075.0
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Covered Loans [Member] | Single Family Residential Mortgages [Member] | Greater than 125% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1.1
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Covered Loans [Member] | Single Family Residential Mortgages [Member] | 101% - 125% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3.6
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Covered Loans [Member] | Single Family Residential Mortgages [Member] | 80% - 100% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	449.3
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Covered Loans [Member] | Single Family Residential Mortgages [Member] | Less than 80% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,621.0
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Covered Loans [Member] | Reverse Mortgages Portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	462.6
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Covered Loans [Member] | Reverse Mortgages Portfolio [Member] | Greater than 125% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1.0
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Covered Loans [Member] | Reverse Mortgages Portfolio [Member] | 101% - 125% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2.5
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Covered Loans [Member] | Reverse Mortgages Portfolio [Member] | 80% - 100% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	26.5
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Covered Loans [Member] | Reverse Mortgages Portfolio [Member] | Less than 80% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	432.6
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Single Family Residential Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,439.2
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Single Family Residential Mortgages [Member] | Greater than 125% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0.8
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Single Family Residential Mortgages [Member] | 101% - 125% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0.2
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Single Family Residential Mortgages [Member] | 80% - 100% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	14.3
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Single Family Residential Mortgages [Member] | Less than 80% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,416.1
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Single Family Residential Mortgages [Member] | N/A [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	7.8
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Reverse Mortgages Portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	360.3
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Reverse Mortgages Portfolio [Member] | Greater than 125% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3.9
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Reverse Mortgages Portfolio [Member] | 101% - 125% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	6.5
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Reverse Mortgages Portfolio [Member] | 80% - 100% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	37.4
Non-PCI Loans [Member] | Consumer Portfolio [Member] | Non-covered Loans [Member] | Reverse Mortgages Portfolio [Member] | Less than 80% [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 312.5